Debt (Balance sheet presentation) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt held as subject to compromise	$ 2,727.1	$ 0.0
Principal outstanding, debt due within twelve months		313.3
Debt issuance costs, debt due within twelve months		(11.9)
Debt due within twelve months	0.0	301.4
Principal outstanding, long-term external debt		2,578.8
Debt issuance costs, long-term external debt		(2.0)
Long-term debt	$ 0.0	2,576.8
Total principal outstanding		2,892.1
Total debt issuance costs		(13.9)
Total debt		$ 2,878.2